Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
In the normal course of business, the Company is subject to proceedings, lawsuits, and claims. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Consequently, the Company is unable to ascertain the ultimate aggregate amount of monetary liability or financial impact with respect to these matters as of October 1, 2013. These matters could affect the operating results of any one financial reporting period when resolved in future periods. Management believes that an unfavorable outcome with respect to these matters is remote or a potential range of loss is not material to the Company's consolidated financial statements. Significant increases in the number of these claims, or one or more successful claims that result in greater liabilities than the Company currently anticipates, could materially and adversely affect the Company's business, financial condition, results of operations or cash flows.
The Company entered into employment agreements with two of its executives in connection with the IPO superseding the previous employment agreements with these executives. The agreements have an initial term of three years and automatically renew annually unless earlier terminated. Under each of the employment agreements, if the executive's employment is terminated by the Company without "cause" or by the executive with "good reason," (as such terms are defined in the applicable employment agreement) the executive is entitled to receive compensation equal to 18 months of the executive's then-current base salary, payable in equal installments over 18 months, a pro rata bonus for the year of termination and reimbursement of "COBRA" premiums for up to 18 months for the executive and his dependents. The severance payments are conditioned upon the executive entering into a mutual release of claims with the Company.
9. Commitments and Contingencies (Continued)

The prior employment agreements with such executives, which were superseded by the agreements entered into in connection with the IPO, included a call option in favor of the Company and a put option in favor of the executive, for the Company to purchase certain shares at fair market value if the employment agreement was terminated prior to a qualified initial public offering. The put option did not result in the executive avoiding the risks and rewards of owning the shares. The fair value of the shares of common stock subject to such put options was presented as temporary equity in the Company's consolidated financial statements. In connection with the IPO, the put options were terminated and amounts previously presented in temporary equity were reclassified to permanent stockholders' equity in the Company's consolidated financial statements.

Commitments and Contingencies
In the normal course of business, the Company is subject to proceedings, lawsuits and claims. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Consequently, the Company is unable to ascertain the ultimate aggregate amount of monetary liability or financial impact with respect to these matters as of January 1, 2013. These matters could affect the operating results of any one financial reporting period when resolved in future periods. Management believes that an unfavorable outcome with respect to these matters is remote or a potential range of loss is not material to the Company's consolidated financial statements. Significant increases in the number of these claims, or one or more successful claims that result in greater liabilities than the Company currently anticipates, could materially and adversely affect the Company's business, financial condition, results of operations or cash flows.
The Company entered into employment agreements with two of its executives in connection with the Merger Agreement, superseding the previous employment agreements with these executives. The agreements have an initial term of three years and automatically renew annually unless cancelled by either party within 90 days of the end of the initial term or anniversaries thereof. In the event of termination for good reason by the executive or termination without cause by the Company, the executive is entitled to receive severance pay equal to 18 months of his then current salary, payment of accrued bonus from prior years, severance bonus equal to the pro rata portion of the executive's target annual bonus for the year in which termination occurs and reimbursement for COBRA benefits coverage. The agreements also include a call option in favor of the Company and a put option in favor of the executive, for the Company to purchase 296,828 rollover shares at fair market value if the employment agreement is terminated prior to a qualified initial public offering. The put option does not result in the executive avoiding the risks and rewards of owning the rollover shares. The fair value of the shares of common stock subject to put options has been presented as temporary equity in the Company's consolidated financial statements. The Company records changes in the fair value of the common stock subject to put options by adjusting temporary equity with the offset to retained earnings. The fair value per share is determined using the most recent valuation performed by the board of directors. See Note 10, Stock Based Compensation.
The Company entered into a Management Services Agreement with one of the Equity Sponsors, and a Class C dividend agreement with the other Equity Sponsor, which provide for certain management fee and dividend payments by the Company to the Equity Sponsors. See additional discussion in Note 16, Related-Party Transactions.